John Hancock
New Opportunities Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Shares	Value
Common stocks 98.7%		$277,678,699
(Cost $244,031,636)
Consumer discretionary 11.9%		33,369,064
Automobile components 2.7%
Dorman Products, Inc. (A)	26,052	2,137,567
Fox Factory Holding Corp. (A)	59,921	5,328,175
Diversified consumer services 2.1%
Grand Canyon Education, Inc. (A)	55,644	5,829,265
Hotels, restaurants and leisure 2.7%
Chuy’s Holdings, Inc. (A)	127,508	4,697,395
Krispy Kreme, Inc.	190,735	2,849,581
Household durables 1.3%
TopBuild Corp. (A)	18,607	3,752,288
Specialty retail 2.1%
Lithia Motors, Inc.	16,337	3,811,095
Revolve Group, Inc. (A)	135,850	2,067,637
Textiles, apparel and luxury goods 1.0%
Oxford Industries, Inc.	28,978	2,896,061
Consumer staples 1.0%		2,982,067
Food products 1.0%
Hostess Brands, Inc. (A)	119,858	2,982,067
Energy 5.6%		15,807,357
Energy equipment and services 1.3%
ChampionX Corp.	149,663	3,780,487
Oil, gas and consumable fuels 4.3%
Earthstone Energy, Inc., Class A (A)	287,922	3,457,943
Magnolia Oil & Gas Corp., Class A	185,573	3,587,126
Matador Resources Company	113,300	4,981,801
Financials 7.5%		21,062,293
Banks 1.2%
Ameris Bancorp	54,580	1,722,545
Pinnacle Financial Partners, Inc.	34,299	1,668,646
Capital markets 3.9%
Houlihan Lokey, Inc.	47,505	4,147,662
PJT Partners, Inc., Class A	64,990	4,380,326
Stifel Financial Corp.	44,896	2,494,871
Financial services 2.4%
Flywire Corp. (A)	221,313	6,648,243
Health care 26.6%		74,847,086
Biotechnology 9.9%
Arcutis Biotherapeutics, Inc. (A)	189,131	1,420,374
BioCryst Pharmaceuticals, Inc. (A)	397,758	3,289,459
Crinetics Pharmaceuticals, Inc. (A)	178,381	3,894,057
Halozyme Therapeutics, Inc. (A)	101,404	3,288,532
Insmed, Inc. (A)	158,427	3,014,866
Travere Therapeutics, Inc. (A)	180,076	3,221,560
Ultragenyx Pharmaceutical, Inc. (A)	56,875	2,807,350
Veracyte, Inc. (A)	104,331	2,700,086
Vericel Corp. (A)	130,074	4,177,977
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies 4.7%
Artivion, Inc. (A)	123,837	$1,855,078
AtriCure, Inc. (A)	72,629	3,266,126
Globus Medical, Inc., Class A (A)	61,605	3,334,679
ICU Medical, Inc. (A)	14,566	2,547,448
Integra LifeSciences Holdings Corp. (A)	61,344	2,328,005
Health care providers and services 4.7%
Acadia Healthcare Company, Inc. (A)	63,699	4,499,060
Castle Biosciences, Inc. (A)	60,244	1,471,761
HealthEquity, Inc. (A)	61,537	3,372,228
US Physical Therapy, Inc.	37,272	3,807,334
Life sciences tools and services 3.9%
Azenta, Inc. (A)	104,442	4,517,117
CryoPort, Inc. (A)	103,603	1,907,331
Medpace Holdings, Inc. (A)	22,439	4,644,200
Pharmaceuticals 3.4%
Intra-Cellular Therapies, Inc. (A)	70,059	4,160,103
Phathom Pharmaceuticals, Inc. (A)	176,685	2,077,816
Supernus Pharmaceuticals, Inc. (A)	97,904	3,244,539
Industrials 22.0%		61,875,061
Aerospace and defense 1.9%
Hexcel Corp.	79,850	5,508,852
Building products 1.4%
Gibraltar Industries, Inc. (A)	74,012	3,870,828
Electrical equipment 2.7%
Atkore, Inc. (A)	64,435	7,524,075
Machinery 9.1%
Alamo Group, Inc.	25,616	4,264,039
Helios Technologies, Inc.	48,718	2,409,105
Hillenbrand, Inc.	63,500	3,046,095
RBC Bearings, Inc. (A)	25,632	5,082,569
SPX Technologies, Inc. (A)	76,100	5,810,996
The Shyft Group, Inc.	217,195	5,106,254
Professional services 4.8%
CACI International, Inc., Class A (A)	12,440	3,722,297
Exponent, Inc.	56,717	5,179,396
Paycor HCM, Inc. (A)	206,809	4,547,730
Trading companies and distributors 2.1%
SiteOne Landscape Supply, Inc. (A)	42,083	5,802,825
Information technology 17.2%		48,491,778
Communications equipment 1.2%
Viavi Solutions, Inc. (A)	333,607	3,282,693
Electronic equipment, instruments and components 2.7%
Novanta, Inc. (A)	46,155	7,643,268
IT services 1.4%
Thoughtworks Holding, Inc. (A)	490,177	4,039,058
Semiconductors and semiconductor equipment 5.9%
Allegro MicroSystems, Inc. (A)	77,100	3,032,343
MACOM Technology Solutions Holdings, Inc. (A)	61,883	3,702,460
Power Integrations, Inc.	62,297	5,382,461
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Silicon Laboratories, Inc. (A)	32,342	$4,549,549
Software 6.0%
Appfolio, Inc., Class A (A)	30,788	4,407,302
CyberArk Software, Ltd. (A)	35,600	5,508,388
Rapid7, Inc. (A)	44,906	2,142,914
The Descartes Systems Group, Inc. (A)	62,089	4,801,342
Materials 4.1%		11,451,685
Chemicals 4.1%
Avient Corp.	124,020	4,526,730
Balchem Corp.	30,747	3,801,252
Quaker Chemical Corp.	16,457	3,123,703
Real estate 2.8%		7,792,308
Hotel and resort REITs 1.4%
Ryman Hospitality Properties, Inc.	41,590	3,815,051
Industrial REITs 1.4%
STAG Industrial, Inc.	114,289	3,977,257

	Yield (%)	Shares	Value
Short-term investments 1.3%			$3,712,870
(Cost $3,712,870)
Short-term funds 1.3%			3,712,870
State Street Institutional Treasury Money Market Fund, Premier Class	4.9233(B)	3,712,870	3,712,870

Total investments (Cost $247,744,506) 100.0%	$281,391,569
Other assets and liabilities, net (0.0%)	(41,659)
Total net assets 100.0%	$281,349,910

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-23.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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